Exhibit 99.1

World Omni Auto Receivables Trust 2021-D
Monthly Servicer Certificate
May 31, 2023

Dates Covered
Collections Period	05/01/23 - 05/31/23
Interest Accrual Period	05/15/23 - 06/14/23
30/360 Days	30
Actual/360 Days	31
Distribution Date	06/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/23	591,146,619.23	29,761
Yield Supplement Overcollateralization Amount 04/30/23	11,876,484.47	0
Receivables Balance 04/30/23	603,023,103.70	29,761
Principal Payments	23,227,946.17	458
Defaulted Receivables	574,979.76	24
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/23	11,113,545.59	0
Pool Balance at 05/31/23	568,106,632.18	29,279

Pool Statistics	$ Amount	# of Accounts
Pool Factor	48.92%
Prepayment ABS Speed	1.29%
Aggregate Starting Principal Balance	1,183,996,579.97	40,585

Delinquent Receivables:
Past Due 31-60 days	7,499,426.75	296
Past Due 61-90 days	2,197,477.97	84
Past Due 91-120 days	336,152.68	17
Past Due 121+ days	0.00	0
Total	10,033,057.40	397

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.73%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.44%
Delinquency Trigger Occurred	NO

Recoveries	397,661.02
Aggregate Net Losses/(Gains) - May 2023	177,318.74
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.35%
Prior Net Losses/(Gains) Ratio	0.12%
Second Prior Net Losses/(Gains) Ratio	0.13%
Third Prior Net Losses/(Gains) Ratio	0.53%
Four Month Average	0.28%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.29%

Overcollateralization Target Amount	6,533,226.27
Actual Overcollateralization	6,533,226.27
Weighted Average Contract Rate	3.88%
Weighted Average Contract Rate, Yield Adjusted	5.16%
Weighted Average Remaining Term	43.57

Flow of Funds	$ Amount
Collections	25,598,327.26
Investment Earnings on Cash Accounts	15,404.42
Servicing Fee	(502,519.25)
Transfer to Collection Account	-
Available Funds	25,111,212.43

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	379,829.96
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	43,738.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	24,753.67
(7) Noteholders' Third Priority Principal Distributable Amount	16,241,800.93
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,533,226.27
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,887,863.60

Total Distributions of Available Funds	25,111,212.43

Servicing Fee	502,519.25
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,096,400,000.00
Original Class B	34,530,000.00
Original Class C	17,270,000.00

Total Class A, B, & C
Note Balance @ 05/15/23	584,348,433.11
Principal Paid	22,775,027.20
Note Balance @ 06/15/23	561,573,405.91

Class A-1
Note Balance @ 05/15/23	0.00
Principal Paid	0.00
Note Balance @ 06/15/23	0.00
Note Factor @ 06/15/23	0.0000000%

Class A-2
Note Balance @ 05/15/23	23,548,433.11
Principal Paid	22,775,027.20
Note Balance @ 06/15/23	773,405.91
Note Factor @ 06/15/23	0.1996401%

Class A-3
Note Balance @ 05/15/23	387,400,000.00
Principal Paid	0.00
Note Balance @ 06/15/23	387,400,000.00
Note Factor @ 06/15/23	100.0000000%

Class A-4
Note Balance @ 05/15/23	121,600,000.00
Principal Paid	0.00
Note Balance @ 06/15/23	121,600,000.00
Note Factor @ 06/15/23	100.0000000%

Class B
Note Balance @ 05/15/23	34,530,000.00
Principal Paid	0.00
Note Balance @ 06/15/23	34,530,000.00
Note Factor @ 06/15/23	100.0000000%

Class C
Note Balance @ 05/15/23	17,270,000.00
Principal Paid	0.00
Note Balance @ 06/15/23	17,270,000.00
Note Factor @ 06/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	448,321.63
Total Principal Paid	22,775,027.20
Total Paid	23,223,348.83

Class A-1
Coupon	0.11772%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.35000%
Interest Paid	6,868.29
Principal Paid	22,775,027.20
Total Paid to A-2 Holders	22,781,895.49

Class A-3
Coupon	0.81000%
Interest Paid	261,495.00
Principal Paid	0.00
Total Paid to A-3 Holders	261,495.00

Class A-4
Coupon	1.10000%
Interest Paid	111,466.67
Principal Paid	0.00
Total Paid to A-4 Holders	111,466.67

Class B
Coupon	1.52000%
Interest Paid	43,738.00
Principal Paid	0.00
Total Paid to B Holders	43,738.00

Class C
Coupon	1.72000%
Interest Paid	24,753.67
Principal Paid	0.00
Total Paid to C Holders	24,753.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3904560
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	19.8354182
Total Distribution Amount	20.2258742

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0177292
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	58.7894352
Total A-2 Distribution Amount	58.8071644

A-3 Interest Distribution Amount	0.6750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.6750000

A-4 Interest Distribution Amount	0.9166667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.9166667

B Interest Distribution Amount	1.2666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2666667

C Interest Distribution Amount	1.4333335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.4333335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	713.14
Noteholders' Principal Distributable Amount	286.86

Account Balances	$ Amount
Reserve Account
Balance as of 05/15/23	2,877,704.48
Investment Earnings	12,141.86
Investment Earnings Paid	(12,141.86)
Deposit/(Withdrawal)	-
Balance as of 06/15/23	2,877,704.48
Change	-

Required Reserve Amount	2,877,704.48

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,817,089.44	$2,663,955.88	$3,610,487.02
Number of Extensions	151	102	138
Ratio of extensions to Beginning of Period Receivables Balance	0.63%	0.43%	0.56%